Trade and Other Receivables (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 20, 2025
Trade and Other Receivables (Details) [Line Items]
Claim to the National Superintendency of Tax Administration	S/ 11,118,000	S/ 29,559,000
Refund of accounts receivable for mining royalties			S/ 18,441,000
Additions of provision for credit losses for trade receivables	S/ 3,467,000	S/ 2,751,000
Bottom of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Maturity days	30 days
Top of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Maturity days	90 days